Net income per share	6 Months Ended
Sep. 30, 2015
Net income per share
Net income per share

8Net income per share

The following table sets forth the computation of basic net income per share and diluted net income per share for the three and six months ended September 30, 2014 and 2015 respectively:

		Three months ended September 30,
	Note	2014	2015	2015
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		27,249	18,723	2,946
Earnings allocated to participating convertible notes	(i)	(1,638)	—	—

Net income for basic and diluted net income per share		25,611	18,723	2,946

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.35	0.25	0.04

- Diluted	(ii)	0.35	0.25	0.04

		Six months ended September 30,
	Note	2014	2015	2015
		RMB	RMB	US$
Numerator:
Net income attributable to the Company’s shareholders		56,985	32,274	5,077
Earnings allocated to participating convertible notes	(i)	(4,246)	—	—

Net income for basic and diluted net income per share		52,739	32,274	5,077

Denominator:
Weighted average ordinary shares outstanding for basic and diluted net income per share		73,003,248	73,003,248	73,003,248

Net income per share attributable to ordinary shares:
- Basic		0.72	0.44	0.07

- Diluted	(ii)	0.72	0.44	0.07

Notes:

(i)

The Notes provide each holder with the ability to participate in any excess cash dividend. Excess cash dividend means any cash dividend to holders of shares that, together with all other cash dividends previously paid to holders of shares in the same financial year, exceeds, on a per share basis, an amount equal to the interest that has accrued and shall accrue at 7% coupon interest rate in such financial year divided by the number of shares into which the Notes are convertible at the conversion price then in effect on the relevant record date. Therefore, net income attributable to the Company’s shareholders is reduced by such allocated earnings to participating convertible notes for each reporting period in both basic and diluted net income per share computation.

(ii)

During the three and six months ended September 30, 2014 and 2015, the Company had potentially dilutive ordinary shares of 40,521,495 respectively, representing shares issuable upon conversion of the Notes (Note 5). Such potentially dilutive ordinary shares were excluded from diluted net income per share computation because their effects would have been anti-dilutive.